UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin Kalish
Title:    Chief Financial Officer
Phone:    (952) 697-4102

Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota            August 14, 2007
--------------------        ------------------------       ------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.  Form 13F File Number    Name
---  --------------------    ----

1.   28-12029                Waterstone Market Neutral Master Fund, Ltd.

2.   28-10926                Waterstone Capital Offshore Advisors, LP

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:   $1,177,467
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name
---  --------------------     ----

1.   28-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.   28-10926                 Waterstone Capital Offshore Advisors, LP

                                                     FORM 13F INFORMATION TABLE
               COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                               VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
            NAME OF ISSUER      TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
3M CO                          COM                88579Y101     4,904        56,500
ADVANCED MICRO DEVICES INC     COM                007903107     1,235        13,000     PUT
ADVANCED MICRO DEVICES INC     COM                007903107    16,881     1,180,500
ALLERGAN INC                   COM                018490102     4,421        76,700
AMERICAN EXPRESS CO            COM                025816109     8,489       138,761
AMERIGROUP CORP                NOTE 2.000% 5/1    03073TAB8       221       250,000
AMGEN INC                      COM                031162100     6,741        121916
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1    032346AE8    34,890    35,750,000
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0    037933AB4    38,805    37,004,000
ARCHER DANIELS MIDLAND CO      COM                039483102     3,341         4,099     PUT
ARCHER DANIELS MIDLAND CO      COM                039483102      8408        254100
ASPEN INSURANCE HOLDINGS LTD   SHS                G05384105     2,507        89,300
AT&T INC                       COM                00206R102    19,888       479,230
BEST BUY INC                   COM                086516101     1,354         5,362     PUT
BEST BUY INC                   COM                086516101      9007        193000
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1    10112RAG9    31,416    28,500,000
BRE PROPERTIES INC             NOTE 4.125% 8/1    05564EBH8    28,398    27,500,000
CAPITAL ONE FINL CORP          COM                14040H105    14,699       187,395
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1    165167BZ9    50,932    50,000,000
CIBER INC                      SDCV 2.875%12/1    17163BAB8     8,967     9,350,000
CITIGROUP INC                  COM                172967101     4,472        87,200
CONSECO INC                    COM NEW            208464883     1,285        61,500
E M C CORP MASS                COM                268648102     4,950        10,000     CALL
E M C CORP MASS                COM                268648102       566         7,542     PUT
FLIR SYS INC                   NOTE 3.000% 6/0    302445AB7    40,767    19,042,000
FORD MTR CO DEL                COM PAR $0.01      345370860    12,080     1,282,330
GENERAL GROWTH PPTYS INC       COM                370021107     4,596        86,800
GETTY IMAGES INC               SDCV 0.500% 6/0    374276AH6    25,449    25,250,000
GILEAD SCIENCES INC            COM                375558103    54,148     1,395,580
GMX RES INC                    COM                38011M108     1,474        42,600
GREY GLOBAL GROUP INC          SDCV 5.000%10/1    39787MAB4    12,613     9,000,000
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1    410768AE5    35,265    20,300,000
HEADWATERS INC                 NOTE 2.875% 6/0    42210PAB8     3,134     3,448,000
IMCLONE SYS INC                NOTE 1.375% 5/1    45245WAF6    37,470    40,200,000
INFORMATICA CORP               COM                45666Q102     2,252       152,500
LANDAMERICA FINL GROUP INC     DBCV 3.125%11/1    514936AB9    43,931    29,000,000
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1    514936AD5     8,377     4,500,000
LINCARE HLDGS INC              DBCV 3.000% 6/1    532791AB6    11,891    12,000,000
LOWES COS INC                  COM                548661107    14,249       464,300
LOWES COS INC                  PUT                548661107     3,981         8,470
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1    549463AG2    46,979    44,702,000
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1    549463AH0    10,508     9,375,000
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0    595112AH6    53,083    50,000,000
NEKTAR THERAPEUTICS            COM                640268108     2,029       213,800
NEW YORK CMNTY CAP TR V        BONUSES            64944P307    45,261       950,727
NOVELL INC                     DBCV 0.500% 7/1    670006AC9    40,443    41,500,000
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3    717125AC2     8,603     9,270,000
PLACER DOME INC                DBCV 2.750%10/1    725906AK7    15,903    12,500,000
PRIVATEBANCORP INC             COM                742962103       636        22,079
PRUDENTIAL FINL INC            COM                744320102    14,371       147,800
QUANEX CORP                    DBCV 2.500% 5/1    747620AE2     1,969     1,000,000
QWEST COMMUNICATIONS INTL IN   COM                749121109     1,251       129,000
RAYTHEON CO                    *W EXP 06/16/201   755111119       185        10,000
REINSURANCE GROUP AMER INC     PFD TR INC EQ      759351307    15,029       197,500
RF MICRODEVICES INC            COM                749941100       329        52,800
SANDISK CORP                   NOTE 1.000% 5/1    80004CAC5     2,207     2,500,000
SANDISK CORP                   COM                80004C101     6,724         8,200     CALL
SCIELE PHARMA INC              NOTE 2.625% 5/1    808627AA1    30,920    30,300,000
SLM CORP                       COM                78442P106    18,426       320,000
SYMANTEC CORP                  NOTE 1.000% 6/1    871503AF5   104,759    89,050,000
TECH DATA CORP                 DBCV 2.750%12/1    878237AE6     6,335     6,500,000
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209    21,041       510,093
TEVA PHARMACEUTICAL INDS LTD   COM                881624209     1,523         3,714     CALL
TEVA PHARMACEUTICAL INDS LTD   COM                881624209     2,138         6,579     PUT
THERMO FISHER SCIENTIFIC INC   COM                883556102     8,192       158,400
TRINITY INDS INC               NOTE 3.875% 6/0    896522AF6    41,416    37,000,000
VORNADO RLTY L P               DBCV 3.625%11/1    929043AE7     4,878     5,000,000
VORNADO RLTY TR                DBCV 2.850% 3/1    929042AC3    18,574    20,000,000
WAL MART STORES INC            COM                931142103    20,376       423,530
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1    939653AJ0     4,769     5,000,000
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1    939653AK7     1,431     1,500,000
WYETH                          COM                983024100     8,727       152,200

SK 21823 0002 801548